Segment Information, Geographic Data, and Significant Customers (Detail) - Revenue by geographic areas (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Segment Revenue	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 586,176	$ 522,931
United States [Member]
Segment Revenue										495,547	207,045
Europe [Member]
Segment Revenue										47,159	297,371
Asia [Member]
Segment Revenue										$ 43,470	$ 18,515